SIGNIFICANT ACCOUNTING POLICIES - Schedule of Useful Life of Intangible Assets (Details) - Top of range	12 Months Ended
Dec. 31, 2022
Water and sewage concession rights
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods (in years)	40 years
Brand and trademarks
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods (in years)	40 years
Computer software
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods (in years)	10 years
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods (in years)	30 years
Proprietary technology
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods (in years)	20 years